SHARE-BASED COMPENSATION - Non-vested RSU activity (Details) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of RSUs
Non-vested on January 1, 2025 | shares	4,571,052
Vested | shares	(4,571,052)
Weighted Average Grant Date Fair Value
Non-vested on January 1, 2025 | $ / shares	$ 14.14
Vested | $ / shares	$ 14.14